Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Tables
Future Minimum Lease Payments
Year ending December 31,	Amount

Remainder of 2017	$33,507
2018	135,704
2019	139,775
2020	143,969
2021	148,288
Total	$601,243

Year ending December 31,	Amount

2017	$115,486
2018	135,704
2019	139,775
2020	143,969
2021	148,288
Total	$683,222